UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue
           Palo Alto, CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Shamia
Title:  Chief Operating Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Shamia                    Palo Alto, CA                      5/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $      945,713
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAG Pharmaceuticals, Inc.          COM            00163u106   56,701  3,395,277                               3,395,277      0    0
Abiomed Inc.                        COM            003654100   14,035    965,910                                 965,910      0    0
Aegerion Pharmaceuticals Inc.       COM            00767E102    3,005    181,340                                 181,340      0    0
Align Technology, Inc.              COM            162551014       20        954                                     954      0    0
Alimera Sciences, Inc.              COM            016259103   14,575  1,868,563                               1,868,563      0    0
Amicus Therapeutics, Inc.           COM            03152W109   45,424  6,406,833                               6,406,833      0    0
ArthroCare Corp.                    COM            043136100   33,897  1,016,708                               1,016,708      0    0
Auxilium Pharmaceuticals, Inc.      COM            05334D107   45,590  2,123,446                               2,123,446      0    0
Biomarin Pharmaceuticals, Inc       COM            09061G101   29,456  1,172,130                               1,172,130      0    0
BroadVision, Inc.                   COM            111412706   10,700    738,945                                 738,945      0    0
Celgene Corp.                       COM            151020104    5,736     99,628                                  99,628      0    0
Ceragon Networks Ltd.               COM            M22013102   16,718  1,383,925                               1,383,925      0    0
Contango Oil & Gas Company          COM            21075n204    9,170    145,000                                 145,000      0    0
Cubist Pharmaceuticals, Inc.        COM            229678107   25,550  1,012,271                               1,012,271      0    0
Cyberonics, Inc.                    COM            23251P102   94,820  2,980,824                               2,980,824      0    0
Cytokinetics Inc.                   COM            23282W100    1,038    696,811                                 696,811      0    0
EnerNoc, Inc.                       COM            292764107    9,282    485,700                                 485,700      0    0
Energy Recovery Inc.                COM            29270J100    2,787    876,300                                 876,300      0    0
First Solar Inc.                    COM            336433107    2,413     15,000                                  15,000      0    0
Genzyme Corporation                 COM            372917104      425      5,575                                   5,575      0    0
Gilead Sciences                     COM            375558103       57      1,333                                   1,333      0    0
Guaranty Bancorp                    COM            40075t102    1,031    798,900                                 798,900      0    0
HMS Holdings Corp                   COM            40425J101       25        300                                     300      0    0
Insmed, Inc.                        COM            457669307    1,687    249,999                                 249,999      0    0
Intermune Inc.                      COM            45884X103   29,993    635,585                                 635,585      0    0
Intuitive Surgical Inc.             COM            46120e602       20         59                                      59      0    0
Medicis Pharmaceutical Corp.        COM            584690309   37,746  1,178,100                               1,178,100      0    0
Medivation, Inc.                    COM            58501n101   11,763    631,036                                 631,036      0    0
Momenta Pharmaceuticals, Inc.       COM            60877T100   55,507  3,502,002                               3,502,002      0    0
Northern Oil and Gas Inc.           COM            665531109   15,470    579,400                                 579,400      0    0
NuVasive Inc.                       COM            670704105    3,889    153,585                                 153,585      0    0
NxStage Medical, Inc.               COM            67072V103    3,810    173,329                                 173,329      0    0
Onyx Pharmaceuticals, Inc.          COM            683399109   48,353  1,374,455                               1,374,455      0    0
Orthovita Inc.                      COM            68750U102    1,957    919,003                                 919,003      0    0
Procera Networks Inc                COM            74269U104    3,549    350,000                                 350,000      0    0
Protalix Biotherapeutics Inc.       COM            74365A101      858    141,193                                 141,193      0    0
Questcor Pharmaceuticals, Inc.      COM            74835Y101   40,134  2,785,149                               2,785,149      0    0
Rigel Pharmaceuticals Inc.          COM            766559603      539     75,847                                  75,847      0    0
STAAR Surgical Company              COM            852312305   17,954  3,223,415                               3,223,415      0    0
Savient Pharmaceuticals, Inc.       COM            80517Q100   51,235  4,833,452                               4,833,452      0    0
Sequenom Inc.                       COM            817337405   14,411  2,273,010                               2,273,010      0    0
Shire PLC-ADR                       COM            82481R106       56        646                                     646      0    0
Sonde Resources Corp.               COM            835426107    7,873  2,214,920                               2,214,920      0    0
Spectrum Pharmaceuticals Inc.       COM            84763A108      444     50,000                                  50,000      0    0
Toreador Resources Corporation      COM            891050106    4,301    399,000                                 399,000      0    0
Triangle Petroleum Corporation      COM            89600B201    4,980    600,000                                 600,000      0    0
United Therapeutics Corp            COM            91307C102   40,301    601,330                                 601,330      0    0
Vanda Pharmaceutical Inc.           COM            921659108    8,453  1,159,478                               1,159,478      0    0
ViroPharma Incorporated             COM            928241108   89,860  4,515,576                               4,515,576      0    0
interCLICK, Inc.                    COM            458483203    8,726  1,237,772                               1,237,772      0    0
pSivida Corporation                 COM            74440J101    3,065    781,955                                 781,955      0    0
Evergreen Solar, Inc. 4% Due        NOTE           30033RAC2    9,285 32,294,000                              32,294,000      0    0
7/15/2013
Savient Pharmaceuticals, Inc.       NOTE           80517QAA8    7,039  6,000,000                               6,000,000      0    0
4.75% Due 2/1/2018